UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22707

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 45.8%
BANKS 19.5%
AgriBank FCB, 6.875%, ($100 Par Value)(a)	65,000	$6,829,062
Ally Financial, 8.50%, Series A	195,800	5,221,986
Ally Financial, 7.00%, Series G, 144A ($1000 Par Value)(b)	5,000	5,132,032
Bank of America Corp., 6.50%, Series Y(a)	100,000	2,558,000
Citigroup, 6.875%, Series K(a)	222,375	6,061,942
CoBank ACB, 6.25%, 144A ($100 Par Value)(a),(b)	117,000	12,025,412
CoBank ACB, 6.125%, Series G ($100 Par Value)(a)	32,250	2,975,063
Farm Credit Bank of Texas, 6.75%, 144A(b)	67,500	7,049,531
Fifth Third Bancorp, 6.625%, Series I(a)	268,640	7,589,080
GMAC Capital Trust I, 8.125%, due 2/15/40, Series II (TruPS)(a)	200,000	5,250,000
HSBC USA, 3.50%, Series F (FRN)(a)	872,801	20,161,703
HSBC USA, 4.918%, Series G (FRN)(a)	278,498	6,717,372
JPMorgan Chase & Co., 6.125%, Series Y(a)	200,000	5,080,000
PrivateBancorp, 7.125%, due 10/30/42(a)	200,100	5,316,657
RBS Capital Funding Trust VII, 6.08%, Series G(a)	344,938	8,544,114
Regions Financial Corp., 6.375%, Series B(a)	301,000	7,801,920
US Bancorp, 3.50%, Series A, ($1,000 Par Value)(FRN)(a)	34,051	27,751,906
Zions Bancorp, 7.90%, Series F(a)	144,694	3,986,320
Zions Bancorp, 6.30%, Series G(a)	80,078	2,091,637
		148,143,737
BANKS—FOREIGN 0.2%
Barclays Bank PLC, 8.125%, Series V (United Kingdom)(a)	50,000	1,312,500

ELECTRIC—INTEGRATED 5.4%
Southern California Edison Co., 4.63%, Series D ($100 Par Value)(FRN)(a)	408,851	41,076,769

FINANCE—INVESTMENT BANKER/BROKER 5.4%
Goldman Sachs Group, 6.375%, Series K(a)	111,782	2,986,815
Morgan Stanley, 6.875%(a)	603,012	16,588,860
Morgan Stanley, 4.00%, Series A (FRN)(a)	542,675	11,488,430
Morgan Stanley, 6.375%, Series I(a)	400,000	10,416,000
		41,480,105
INDUSTRIALS—CHEMICALS 2.5%
CHS, 6.75%(a)	333,191	8,669,630
CHS, 7.10%, Series II(a)	377,802	10,204,432
		18,874,062

	Number of Shares	Value
INSURANCE 6.4%
LIFE/HEALTH INSURANCE 3.0%
MetLife, 4.00%, Series A (FRN)(a)	526,431	$13,002,846
Principal Financial Group, 5.563%, Series A ($100 Par Value)(a)	96,513	9,714,641
		22,717,487
LIFE/HEALTH INSURANCE—FOREIGN 0.5%
Aegon NV, 4.00%, Series I (FRN) (Netherlands)	159,074	3,876,634

MULTI-LINE 1.0%
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	240,000	7,372,800

REINSURANCE 1.1%
Reinsurance Group of America, 6.20%, due 9/15/42(a)	287,951	8,316,025

REINSURANCE—FOREIGN 0.8%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)(a)	140,023	3,595,791
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)(a)	105,099	2,785,123
		6,380,914
TOTAL INSURANCE		48,663,860

PIPELINES 0.3%
NuStar Logistics LP, 7.625%, due 1/15/43(a)	87,632	2,286,319

REAL ESTATE 4.8%
DIVERSIFIED 2.1%
Colony Financial, 8.50%, Series A(a)	240,000	6,384,000
NorthStar Realty Finance Corp., 8.50%, Series D(a)	134,475	3,501,729
Retail Properties of America, 7.00%(a)	99,400	2,607,262
Urstadt Biddle Properties, 7.125%, Series F(a)	128,484	3,406,111
		15,899,102
HOTEL 1.1%
Summit Hotel Properties, 7.125%(c)	115,500	2,983,365
Summit Hotel Properties, 7.875, Series B(c)	186,650	4,983,555
		7,966,920
OFFICE 1.3%
American Realty Capital Properties, 6.70%, Series F(a)	327,627	7,731,997
Corporate Office Properties Trust, 7.375%, Series L(a)	90,866	2,385,233
		10,117,230
RESIDENTIAL - MANUFACTURED HOME 0.3%
Sun Communities, 7.125%, Series A(a)	100,000	2,586,000
TOTAL REAL ESTATE		36,569,252

	Number of Shares	Value
TRANSPORT—MARINE—FOREIGN 0.8%
Seaspan Corp., 6.375%, due 4/30/19 (Hong Kong)(a)	129,351	$3,257,058
Seaspan Corp., 9.50%, Series C (Hong Kong)(a)	102,108	2,732,410
		5,989,468
UTILITIES 0.5%
SCE Trust III, 5.75%(a)	135,150	3,709,867
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$334,721,429)		348,105,939

PREFERRED SECURITIES—CAPITAL SECURITIES 89.4%
BANKS 23.4%
BAC Capital Trust XIV, 4.00%, Series G, (FRN)	16,930,000	13,573,627
Bank of America Corp., 6.10%, Series AA	6,620,000	6,731,713
Bank of America Corp., 8.125%, Series M	10,500,000	11,379,375
Bank of America Corp., 6.50%, Series Z	16,636,000	17,634,160
Citigroup, 5.875%, Series O	7,750,000	7,846,875
Citizens Financial Group, 5.50%, 144A(b)	2,854,000	2,854,000
Goldman Sachs Capital II, 4.00%, (FRN)	24,567,000	19,162,260
JPMorgan Chase & Co., 7.90%, Series I	7,200,000	7,785,000
JPMorgan Chase & Co., 6.75%, Series S	10,400,000	11,336,000
JPMorgan Chase & Co., 6.10%, Series X	4,900,000	5,059,250
Mellon Capital IV, 4.00%, Series 1 (FRN)	16,115,000	13,339,191
USB Capital IX, 3.50%, (FRN)	8,878,000	7,390,935
Wachovia Capital Trust III, 5.57%, (FRN)	5,000,000	4,962,000
Wells Fargo & Co, 5.90%, Series S	5,946,000	6,206,138
Wells Fargo & Co., 7.98%, Series K	20,700,000	22,770,000
Wells Fargo & Co., 5.875%, Series U	8,850,000	9,382,770
Zions Bancorp, 7.20%, Series J	5,490,000	5,882,535
Zions Bancorporation, 5.65%, due 11/15/23	4,250,000	4,436,469
		177,732,298
BANKS—FOREIGN 27.0%
Baggot Securities Ltd., 10.24%, 144A (EUR) (Ireland)(a),(b)	1,161,000	1,315,653
Banco Bilbao Vizcaya Argentaria SA, 6.75%, (EUR) (Spain)(a)	4,400,000	4,851,413
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)(a)	5,400,000	5,886,000
Banco Bradesco SA/Cayman, 5.75%, due 3/1/22, 144A (Brazil)(b)	4,000,000	4,150,000
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)	4,800,000	5,628,000
Barclays PLC, 8.00% (EUR) (United Kingdom)(a)	2,700,000	3,241,036

	Number of Shares	Value
Barclays PLC, 8.25% (United Kingdom)	7,695,000	$8,259,936
BBVA Bancomer SA Texas, 6.75%, due 9/30/22, 144A (Mexico)(b)	5,000,000	5,666,000
BNP Paribas, 7.195%, 144A (France)(b)	7,500,000	9,075,000
Credit Agricole SA, 7.875%, 144A (France)(b)	5,261,000	5,588,076
Credit Suisse AG, 6.50%, due 8/8/23, 144A (Switzerland)(b)	4,500,000	5,149,291
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(b)	5,863,000	6,310,054
Deutsche Bank AG, 7.50% (Germany)	9,200,000	9,372,485
Deutsche Bank Capital Trust IV (Germany)	6,000,000	5,940,000
Deutsche Bank Capital Trust V, 144A, (Germany)(b)	2,800,000	2,814,000
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(b)	6,530,280	8,138,361
HBOS Capital Funding LP, 6.85% (United Kingdom)	6,350,000	6,549,225
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(b)	5,395,000	8,200,400
HSBC Holdings PLC, 6.375% (United Kingdom)	6,600,000	6,765,000
HSBC Holdings PLC, 6.375% (United Kingdom)	6,700,000	6,850,750
Industrial & Commercial Bank of China Ltd., 6.00%, 144A (China)(b)	2,750,000	2,874,438
Itau Unibanco Holding SA/Cayman Island, 5.50%, due 8/6/22, 144A (Brazil)(b)	4,600,000	4,590,800
Itau Unibanco Holding SA/Cayman Island, 6.20%, due 12/21/21, 144A (Brazil)(b)	3,000,000	3,159,600
Lloyds Banking Group PLC, 7.50% (United Kingdom)	12,850,000	13,685,250
Nationwide Building Society, 10.25%, (United Kingdom)(a)	7,080,000	13,325,327
Rabobank Nederland, 8.40% (Netherlands)(a)	7,500,000	8,326,425
Rabobank Nederland, 11.00%, 144A (Netherlands)(b)	4,000,000	5,160,000
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	8,427,000	10,660,155
Royal Bank of Scotland PLC, 9.50%, due 3/16/22 (United Kingdom)(a)	5,000,000	5,649,655
Societe Generale SA, 8.875% (GBP) (France)(a)	1,750,000	2,960,681
Standard Chartered PLC, 6.50%, 144A (United Kingdom)(b)	7,000,000	7,068,894
UBS AG, 7.625%, due 8/17/22 (Switzerland)	6,700,000	8,138,101
		205,350,006
FINANCE—DIVERSIFIED FINANCIAL SERVICES 6.1%
General Electric Capital Corp., 7.125%, Series A	32,200,000	37,915,500
UBS Group AG, 7.00% (Switzerland)(a)	4,000,000	4,162,400
UBS Group AG, 7.125% (Switzerland)(a)	3,900,000	4,095,975
		46,173,875

	Number of Shares	Value
INSURANCE 26.9%
LIFE/HEALTH INSURANCE 2.4%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(b)	9,000,000	$11,970,000
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(b)	4,300,000	6,423,125
		18,393,125
LIFE/HEALTH INSURANCE—FOREIGN 9.2%
Achmea BV, 4.25%, Series EMTN, (EUR) (Netherlands)(a)	3,200,000	3,675,715
Aegon NV, 2.722%, ($100 Par Value) (FRN) (Netherlands)(a)	20,985,000	18,152,025
CNP Assurances, 3.4212%, (FRN) (France)(a)	5,000,000	5,040,236
Dai-ichi Life Insurance Co. Ltd., 5.10%, 144A (Japan)(b)	6,900,000	7,550,649
La Mondiale Vie, 7.625% (France)(a)	13,250,000	14,715,781
Nippon Life Insurance Co., 5.10%, due 10/16/44, 144A (Japan)(b)	8,200,000	8,921,838
Sumitomo Life Insurance Co., 6.50%, due 9/20/73, 144A (Japan)(b)	9,800,000	11,495,224
		69,551,468
MULTI-LINE 2.1%
American International Group, 8.175%, due 5/15/68, (FRN)(a)	9,000,000	12,807,450
Nationwide Mutual Insurance Co., 5.81%, due 12/15/24, 144A(b)	3,125,000	3,131,413
		15,938,863
MULTI-LINE—FOREIGN 3.4%
Aviva PLC, 8.25% (United Kingdom)(a)	6,600,000	7,399,326
AXA SA, 1.794%, (FRN) (EUR) (France)(a)	5,000,000	3,878,052
AXA SA, 6.463%, 144A (France)(a),(b)	10,902,000	11,665,140
ING Capital Funding Trust III, 3.83%, (FRN) (Netherlands)	3,329,000	3,312,355
		26,254,873
PROPERTY CASUALTY 2.6%
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(b)	6,575,000	6,775,537
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(b)	10,682,000	13,112,155
TOTAL PROPERTY CASUALTY		19,887,692

PROPERTY CASUALTY—FOREIGN 2.9%
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(b)	9,000,000	10,743,750
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)(a)	4,005,000	4,335,412

	Number of Shares	Value
RL Finance Bonds No. 2 PLC, 6.125%, due 11/30/43 (United Kingdom)(a)	4,000,000	$6,656,016
		21,735,178
REINSURANCE—FOREIGN 4.3%
Aquarius + Investments PLC, 8.25% (Switzerland)(a)	17,000,000	19,061,250
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)(b)	12,000,000	13,366,692
		32,427,942
TOTAL INSURANCE		204,189,141

INTEGRATED TELECOMMUNICATIONS SERVICES 0.8%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman)(a),(b)	4,622	5,763,056

PIPELINES 1.0%
Enbridge Energy Partners LP, 8.05%, due 10/1/77	3,100,000	3,340,250
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B	4,000,000	4,327,232
		7,667,482
UTILITIES 4.2%
ELECTRIC UTILITIES 0.7%
FPL Group Capital, 7.30%, due 9/1/67, Series D	5,000,000	5,265,395
ELECTRIC UTILITIES—FOREIGN 1.6%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(b)	10,232,000	12,365,106
MULTI-UTILITIES 1.9%
Dominion Resources, 5.75%, due 10/1/54	8,873,000	9,501,199
Dominion Resources, 2.534%, due 9/30/66, (FRN)	5,400,000	5,058,110
		14,559,309
TOTAL UTILITIES		32,189,810
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$629,864,049)		679,065,668

	Principal Amount
CORPORATE BONDS 2.6%
INSURANCE-PROPERTY CASUALTY 0.8%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 7.697%, 144A(b)	$5,000,000	6,547,145

	Principal Amount	Value

INTEGRATED TELECOMMUNICATIONS SERVICES 1.8%
Frontier Communications Corp., 9.00%, due 8/15/31	$12,500,000	$13,437,500
TOTAL CORPORATE BONDS (Identified cost—$18,065,786)		19,984,645

		Number of Shares
SHORT-TERM INVESTMENTS 1.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(d)		10,400,000	10,400,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$10,400,000)			10,400,000

TOTAL INVESTMENTS (Identified cost—$993,051,264)	139.2%		1,057,556,252

LIABILITIES IN EXCESS OF OTHER ASSETS	(39.2)		(298,025,744)

NET ASSETS (Equivalent to $26.34 per share based on 28,830,580 shares of common stock outstanding)	100.0%		$759,530,508

Note: Percentages indicated are based on the net assets of the Fund.

(a)    All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $484,505,384 in aggregate has been pledged as collateral.

(b)    Resale is restricted to qualified institutional investors. Aggregate holdings equal 31.1% of the net assets of the Fund, of which 0.0% are illiquid.

(c)     A portion of the security is segregated as collateral for interest rate swap transactions. $2,626,500 in aggregate has been segregated as collateral.

(d)    Rate quoted represents the annualized seven-day yield of the Fund.

Interest rate swaps outstanding at March 31, 2015 were as follows:

Counterparty	Notional Amount	Fixed Rate Payable	Floating Rate(resets monthly) Receivable(a)	Termination Date	Unrealized Depreciation
Bank of America, N.A.	$94,500,000	0.914%	0.172%	December 1, 2017	$(146,778)
Bank of America, N.A.	94,500,000	1.164%	0.172%	December 1, 2018	(217,874)
BNP Paribas	94,500,000	1.395%	0.172%	December 1, 2019	(446,914)
					$(811,566)

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2015.

Forward foreign currency exchange contracts outstanding at March 31, 2015 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	20,002,900	USD	22,436,813	4/2/15	$928,688
Brown Brothers Harriman	GBP	14,439,068	USD	22,302,844	4/2/15	883,931
Brown Brothers Harriman	USD	21,430,465	GBP	14,439,068	4/2/15	(11,551)
Brown Brothers Harriman	USD	21,478,914	EUR	20,002,900	4/2/15	29,211
Brown Brothers Harriman	EUR	20,448,263	USD	21,964,216	5/5/15	(32,284)
Brown Brothers Harriman	GBP	14,575,308	USD	21,625,851	5/5/15	9,503
						$1,807,498

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
TruPS	Trust Preferred Securities
USD	United States Dollar

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker- dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2015.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities - $25 Par Value:
Banks	$148,143,737	$114,132,637	$34,011,100	$—
Electric - Integrated	41,076,769	—	41,076,769	—
Insurance - Life/Health Insurance	22,717,487	13,002,846	9,714,641	—
Other Industries	136,167,946	136,167,946	—	—
Preferred Securities - Capital Securities	679,065,668	—	679,065,668	—
Corporate Bonds	19,984,645	—	19,984,645	—
Short-Term Investments	10,400,000	—	10,400,000	—
Total Investments(a)	$1,057,556,252	263,303,429	$794,252,823	$—
Forward foreign currency exchange contracts	$1,851,333	$—	$1,851,333	$—
Total Appreciation in Other Financial Instruments(a)	$1,851,333	$—	$1,851,333	$—
Interest rate swaps	$(811,566)	$—	$(811,566)	$—
Forward foreign currency exchange contracts	(43,835)	—	(43,835)	—
Total Depreciation in Other Financial Instruments(a)	$(855,401)	$—	$(855,401)	$—

(a)  Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of March 31, 2015:

Interest rate swaps	$(811,566)
Forward foreign currency exchange contracts	1,807,498
$995,932

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s interest rate swap and forward foreign currency exchange contracts activity during the three months ended March 31, 2015:

	Interest rate swap contracts	Forward foreign currency exchange contracts
Average Notional Balance	$283,500,000	$41,548,879
Ending Notional Balance	283,500,000	43,590,067

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act) required the Securities and Exchange Commission and Commodity Futures Trading Commission to mandate by regulation that certain derivatives, previously traded over-the-counter, including interest rate swaps, be executed in a regulated, transparent market and settled by means of a central clearing house. Any such changes may, among various possible effects, increase the cost of entering into derivatives transactions, require more assets of the Fund to be used for collateral in support of those derivatives than is currently the case, or could limit the Fund’s ability to pursue its investment strategies.

During the period ended March 31, 2015, the Fund did not enter into any centrally cleared swaps contracts.

Note 3.   Income Tax Information

As of March 31, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$993,051,264
Gross unrealized appreciation	$66,451,140
Gross unrealized depreciation	(1,946,152)
Net unrealized appreciation	$64,504,988

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: May 27, 2015